SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 28, 2025 CAD ($)	Oct. 28, 2025 USD ($)	Oct. 28, 2025 $ / shares shares	Dec. 31, 2025 USD ($) Year $ / shares shares	Dec. 31, 2024 USD ($) Year $ / shares shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of classes of share capital [Line Items]
Share issuance transaction costs		$ 2,058		$ 2,058	$ 0
Number of shares repurchased | shares				534,800	1,996,900
Normal course issuer bid price						$ 1,955	$ 1,357	$ 6,410	$ 4,699
Reduction of share capital				$ 749	$ 2,651
Remaining purchase price of repurchase shares				$ 608	$ 2,048
Brokered private placement [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares			5,031,250
Shares issued, price per share | $ / shares			$ 8
Proceeds from issue of ordinary shares	$ 40,250	28,777
Non-brokered private placement [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares			1,875,000
Proceeds from issue of ordinary shares	$ 15,000	$ 10,719
Share options [Member]
Disclosure of classes of share capital [Line Items]
Weighted-average market price | $ / shares				$ 4.55	$ 3.27
Fair value of options granted				$ 1,276	$ 272
Risk free interest rate				2.78%	3.78%
Expected volatility				58.24%	61.05%
Expected option life | Year				5	2.9
Expected dividend yield				0.00%	0.00%
Share-based payments expense				$ 592	$ 279
Restricted share units [Member]
Disclosure of classes of share capital [Line Items]
Fair value of instruments granted				1,674	0
Share-based payments expense				708	543
Deferred share units [Member]
Disclosure of classes of share capital [Line Items]
Fair value of instruments granted				476	0
Share-based payments expense				$ 673	$ 199
Warrants [Member]
Disclosure of classes of share capital [Line Items]
Risk free interest rate					4.05%
Expected volatility					57.55%
Expected option life | Year					0.9
Expected dividend yield